Organizational structure (Tables)	12 Months Ended
Mar. 31, 2021
Interests in other entities [Abstract]
Disclosure of interests in other entities [text block]
Dr. Reddy’s Laboratories Limited is the parent company. Tabulated below is the list of subsidiaries and joint ventures as of March 31, 2021:

Name of the subsidiary/joint venture	Country of Incorporation	Percentage of Direct/Indirect Ownership Interest
Aurigene Discovery Technologies (Malaysia) Sdn. Bhd.	Malaysia	100% (3)
Aurigene Discovery Technologies, Inc.	U.S.A.	100% (3)
Aurigene Discovery Technologies Limited	India	100%
Aurigene Pharmaceutical Services Limited (from September 16, 2019)	India	100% (3)
beta Institut gemeinnützige GmbH	Germany	100% (8)
betapharm Arzneimittel GmbH	Germany	100% (8)
Cheminor Investments Limited	India	100%
Cheminor Employees Welfare Trust	India	Refer to below footnote (16)
Chirotech Technology Limited	United Kingdom	100% (2)(5)
Dr. Reddy’s Research Foundation	India	Refer to below footnote (16)
Dr. Reddy's Employees ESOS Trust (from July 27, 2018)	India	Refer to below footnote (16)
Dr. Reddy’s Farmaceutica Do Brasil Ltda.	Brazil	100%
Dr. Reddy’s Laboratories (EU) Limited	United Kingdom	100% (10)
Dr. Reddy’s Laboratories (Proprietary) Limited	South Africa	100% (10)
Dr. Reddy’s Laboratories (UK) Limited	United Kingdom	100% (5)
Dr. Reddy’s Laboratories Canada, Inc.	Canada	100% (10)
Dr. Reddy's Laboratories Chile SPA.	Chile	100% (10)
Dr. Reddy’s Laboratories, Inc.	U.S.A.	100% (10)
Dr. Reddy’s Laboratories Japan KK	Japan	100% (10)
Dr. Reddy’s Laboratories Kazakhstan LLP	Kazakhstan	100% (10)
Dr. Reddy’s Laboratories Louisiana, LLC	U.S.A.	100% (6)
Dr. Reddy’s Laboratories Malaysia Sdn. Bhd.	Malaysia	100% (10)
Dr. Reddy’s Laboratories New York, LLC	U.S.A.	100% (1)
Dr. Reddy's Laboratories Philippines Inc. (from May 9, 2018)	Philippines	100% (10)
Dr. Reddy’s Laboratories Romania S.R.L.	Romania	100% (10)
Dr. Reddy’s Laboratories SA	Switzerland	100%
Dr. Reddy's Laboratories Taiwan Limited	Taiwan	100% (10)
Dr. Reddy's Laboratories (Thailand) Limited (from June 13, 2018)	Thailand	100% (10)
Dr. Reddy’s Laboratories, LLC	Ukraine	100% (10)
Dr. Reddy’s New Zealand Limited	New Zealand	100% (10)
Dr. Reddy’s S.R.L.	Italy	100% (11)
Dr. Reddy's Bio-Sciences Limited	India	100%
Dr. Reddy's Laboratories (Australia) Pty. Limited	Australia	100% (10)
Dr. Reddy's Laboratories S.A.S.	Colombia	100% (10)
Dr. Reddy's Research and Development B.V. (formerly Octoplus B.V.)	Netherlands	100% (12)
Dr. Reddy's Venezuela, C.A.	Venezuela	100% (10)
Dr. Reddy’s (WUXI) Pharmaceutical Company Limited	China	100% (10)
Dr. Reddy’s (Beijing) Pharmaceutical Co. Limited (from August 19, 2020)	China	100% (10)
DRANU LLC	U.S.A.	50% (14)(17)
DRES Energy Private Limited	India	26% (15)
DRL Impex Limited	India	100% (13)
Dr. Reddy's Laboratories B.V. (formerly Eurobridge Consulting B.V.)	Netherlands	100% (12)
Dr. Reddy’s Formulations Limited (from March 11, 2021)	India	100%
Idea2Enterprises (India) Private Limited	India	100%
Imperial Credit Private Limited	India	100%
Industrias Quimicas Falcon de Mexico, S.A. de CV	Mexico	100%
Kunshan Rotam Reddy Pharmaceutical Co. Limited	China	51.33% (4)
Lacock Holdings Limited	Cyprus	100% (10)
OOO Dr. Reddy's Laboratories Limited	Russia	100% (10)
OOO DRS LLC	Russia	100% (9)
Promius Pharma, LLC	U.S.A.	100% (6)
Reddy Holding GmbH	Germany	100% (10)
Reddy Netherlands B.V.	Netherlands	100% (10)
Reddy Pharma Iberia S.A.U.	Spain	100% (10)
Reddy Pharma Italia S.R.L.	Italy	100% (7)
Reddy Pharma SAS	France	100% (10)
Svaas Wellness Limited (formerly Regkinetics Services Limited)	India	100%

(1)	Indirectly owned through Dr. Reddy’s Laboratories, Inc. (from October 29, 2020), formerly a subsidiary of Dr. Reddy’s Laboratories SA. Also, conversion from corporation to limited liability company is effective October 30, 2020.
(2)	Entity under liquidation.
(3)	Indirectly owned through Aurigene Discovery Technologies Limited.
(4)	Kunshan Rotam Reddy Pharmaceutical Co. Limited is a subsidiary as per Indian Companies Act, 2013, as the Company holds a 51.33% stake. However, the Company accounts for this investment by the equity method and does not consolidate it in the Company’s financial statements.
(5)	Indirectly owned through Dr. Reddy’s Laboratories (EU) Limited.
(6)	Indirectly owned through Dr. Reddy’s Laboratories Inc.
(7)	Indirectly owned through Lacock Holdings Limited.
(8)	Indirectly owned through Reddy Holding GmbH.
(9)	Indirectly owned through OOO Dr. Reddy's Laboratories Limited.
(10)	Indirectly owned through Dr. Reddy’s Laboratories SA.
(11)	Indirectly owned through Reddy Pharma Italia S.R.L.
(12)	Indirectly owned through Reddy Netherlands B.V.
(13)	Indirectly owned through Idea2Enterprises (India) Pvt. Limited.
(14)	DRANU LLC is consolidated in accordance with guidance available in IFRS 10, “Consolidated Financial Statements” .
(15)	Accounted in accordance with IFRS 11, “Joint Arrangements” .
(16)	The Company does not have any equity interests in this entity, but has significant influence or control over it.
(17)	Pursuant to the sale of the membership interests in DRANU, LLC, it ceased to be a joint venture effective March 31, 2021.